Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Value-added	$ 1,178,587	$ 1,219,713
Income	357,680	564,372
Other	144,209	133,562
Total	$ 1,680,476	$ 1,917,647